Note 6 - Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Other Current Liabilities [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Accrued employment-related liabilities	$78	$125
Accrued customer rebates	31	34
Deferred revenue	34	39
Accrued restructuring liabilities	11	27
Deferred consideration on disposed businesses	—	11
Other	93	113
Total	$247	$349